LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Leases [Abstract]
July 1st 2020 until December 31, 2020	$ 1,115
2021	2,104
2022	1,555
2023	1,177
2024 and after	907
Total operating lease payments	6,858
Less: imputed interest	(529)
Present value of lease liabilities	$ 6,329